Cover Page	12 Months Ended
Dec. 31, 2019 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2019
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36085
Entity Registrant Name	CNH INDUSTRIAL N.V.
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	25 St. James’s Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SW1A 1HA
Entity Address, Country	GB
Entity Common Stock, Shares Outstanding	1,350,132,117
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Central Index Key	0001567094
Current Fiscal Year End Date	--12-31
Secretary
Entity Information [Line Items]
Entity Address, Address Line One	6900 Veterans Blvd
Entity Address, City or Town	Burr Ridge
Entity Address, Postal Zip Code	60527
Contact Personnel Name	Michael P. Going
Entity Address, State or Province	IL
City Area Code	630
Local Phone Number	887-3766
Contact Personnel Fax Number	630-887-2344
Contact Personnel Email Address	michael.going@cnhind.com
Common Shares, par value €0.01
Entity Information [Line Items]
Title of 12(b) Security	Common Shares, par value €0.01
Trading Symbol	CNHI
Security Exchange Name	NYSE
4.50% Notes due 2023
Entity Information [Line Items]
Title of 12(b) Security	4.50% Notes due 2023
Trading Symbol	CNHI23
Security Exchange Name	NYSE
3.850% Notes due 2027
Entity Information [Line Items]
Title of 12(b) Security	3.850% Notes due 2027
Trading Symbol	CNHI27
Security Exchange Name	NYSE